UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2007

Check here if Amendment [ ]:  Amendment Number: [ ]
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Hundredfold Advisors LLC
Address:      2940 N. Lynnhaven Road #210-A
              Virginia Beach, VA 23452


13F File Number:   28-__________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mary K. Collins
Title:     Managing Member
Phone:     757-463-7797

Signature, Place, and Date of Signing:

/s/ Mary K. Collins               Virginia Beach, VA                 2-12-08
      [Signature]                   [City, State]                     [Date]


Report Type (Check only one.):

[ ]      13F HOLDINGS REPORT.

[X]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

No. 13F File Number       Name
028- 12221                Rafferty Asset Management